Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial Instruments
8. FINANCIAL INSTRUMENTS

a)Financial assets and liabilities by categories:

December 31, 2021	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$283,550	$—	$283,550
Trade receivables from provisional concentrates sales (1)	—	40,020	40,020
Receivable not arising from sale of metal concentrates (1)	76,902	—	76,902
Short-term investments	—	51,723	51,723
Derivative assets	—	3,995	3,995
	$360,452	$95,738	$456,190
Financial Liabilities:
Derivative liabilities	$—	$351	$351
Debt	$15,300	$—	$15,300
(1)Included in Trade and other receivables.

December 31, 2020	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$167,113	$—	$167,113
Trade receivables from provisional concentrates sales (1)	—	35,084	35,084
Receivable not arising from sale of metal concentrates (1)	84,486	—	84,486
Short-term investments	—	111,946	111,946
Derivative assets	—	7,812	7,812
	$251,599	$154,842	$406,441
Financial Liabilities:
Derivative liabilities	$—	$367	$367
(1)Included in Trade and other receivables.
b)Short-term investments in equity securities recorded at FVTPL
The Company’s short-term investments in equity securities are recorded at FVTPL. The (losses) gains from short-term investments in equity securities for the year ended December 31, 2021 and 2020 were as follows:

	2021	2020
Unrealized (losses) gains on short-term investments, equity securities	$(60,355)	$10,577
Realized gains on short-term investments, equity securities	633	51,562
	$(59,722)	$62,139
c)Derivative instruments
The Company's derivatives are comprised of foreign currency and commodity contracts. The gains on derivatives for the year ended December 31, 2021 and 2020 were comprised of the following:

	2021	2020
Gains on derivatives
Realized gains (losses) on derivatives	$9,156	$(2,594)
Unrealized (losses) gains on derivatives	(3,763)	6,137
	$5,393	$3,543
d)Fair value information
i)Fair Value Measurement
The categories of the fair value hierarchy that reflect the inputs to valuation techniques used to measure fair value are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3: Inputs for the asset or liability based on unobservable market data
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

	At December 31, 2021		At December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$51,723	$—	$111,946	$—
Trade receivables from provisional concentrate sales	—	40,020	—	35,084
Derivative assets	—	3,995	—	7,812
Derivative liabilities	—	(351)	—	(367)
	$51,723	$43,664	$111,946	$42,529
The methodology and assessment of inputs for determining the fair value of financial assets and liabilities as well as the levels of hierarchy for the Company’s financial assets and liabilities measured at fair value remains unchanged from that at December 31, 2020.
ii)Valuation Techniques
 Short-term investments
The Company’s short-term investments and other investments are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy and are primarily equity securities. The fair value of the investment securities is calculated as the quoted market price of the investment and in the case of equity securities, the quoted market price multiplied by the quantity of shares held by the Company.
Derivative assets and liabilities
The Company’s derivative assets and liabilities were comprised of foreign currency and commodity contracts which are valued using observable market prices.
Trade Receivables from Provisional Concentrate Sales
A portion of the Company’s trade receivables arose from provisional concentrate sales and are valued using quoted market prices based on the forward London Metal Exchange for copper, zinc and lead and the London Bullion Market Association P.M. fix for gold and silver.
e)Financial Instruments and related risks
The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principle financial risks to which the Company is exposed are:
i)Credit risk
ii)Liquidity risk
iii)Market risk
1. Currency risk
2. Interest rate risk
3. Price risk
The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.
i)Credit Risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s trade receivables. The carrying value of trade receivables represents the maximum credit exposure.
The Company has concentrate contracts to sell the zinc, lead, copper and silver concentrates produced by the Huaron, Morococha, San Vicente and La Colorada mines. Concentrate contracts are a common business practice in the mining industry. The terms of the concentrate contracts may require the Company to deliver concentrate that has a value greater than the payment received at the time of delivery, thereby introducing the Company to credit risk of the buyers of concentrates. Should any of these counterparties not honour purchase arrangements, or should any of them become insolvent, the Company may incur losses for products already shipped and be forced to sell its concentrates on the spot market or it may not have a market for its concentrates and therefore its future operating results may be materially adversely impacted. At December 31, 2021, the Company had receivable balances associated with buyers of its concentrates of $40.0 million (2020 - $35.1 million). The vast majority of the Company’s concentrate is sold to five well-known concentrate buyers.
Doré production from La Colorada, Dolores, Manantial Espejo, Shahuindo, La Arena, Bell Creek and Timmins is refined under long-term agreements with fixed refining terms at five separate refineries worldwide. The Company generally retains the risk and title to the precious metals throughout the process of refining and therefore is exposed to the risk that the refineries will not be able to perform in accordance with the refining contract and that the Company may not be able to fully recover precious metals in such circumstances. At December 31, 2021, the Company had approximately $52.3 million (2020 - $61.8 million) of value contained in precious metal inventory at refineries. The Company maintains insurance coverage against the loss of precious metals at the Company’s mine sites, in-transit to refineries and while at the refineries. Risk is transferred to the refineries upon delivery.
The Company maintains trading facilities with several banks and bullion dealers for the purposes of transacting the Company’s metal sales. None of these facilities are subject to margin arrangements. The Company’s trading activities can expose the Company to the credit risk of its counterparties to the extent that the trading positions have a positive mark-to-market value. However, the Company maintains an active credit management and monitoring program to minimize the risk of excessive credit risk concentration with any single counterparty.
Refined silver and gold are sold in the spot market to various bullion traders and banks. Credit risk may arise from these activities if the Company is not paid for metal at the time it is delivered, as required by spot sale contracts.
Supplier advances for products and services yet to be provided are a common practice in some jurisdictions in which we operate. These advances represent a credit risk to us to the extent that suppliers do not deliver products or perform services as expected. As at December 31, 2021, we had made $11.2 million of supplier advances (2020 - $8.2 million), which are reflected in “Trade and other receivables” on the consolidated statements of financial position.
Management constantly monitors and assesses the credit risk resulting from its refining arrangements, concentrate sales and commodity contracts with its refiners, trading counterparties and customers. Furthermore, management carefully considers credit risk when allocating prospective sales and refining business to counterparties. In making allocation decisions, management attempts to avoid unacceptable concentration of credit risk to any single counterparty.
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$283,550	$167,113
Trade accounts receivable (1)	40,020	35,084
Supplier advances (1)	11,228	8,186
Employee loans (1)	667	552
(1)Included in Trade and other receivables.
The Company invests its cash and cash equivalents, which also has credit risk, with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations.
ii)Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows. The Company has in place a rigorous planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis and its expansion plans. The Company strives to maintain sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and short-term investments, and its committed loan facilities.
In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period 2021
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$275,629	$—	$—	$—	$275,629
Severance accrual	26,695	404	33	4,450	31,582
Employee compensation	3,763	—	—	—	3,763
Total accounts payable and accrued liabilities	306,087	404	33	4,450	310,974
Income taxes payable	59,133	—	—	—	59,133
Loss on derivatives	351	—	—	—	351
Debt
Repayment of principal	3,400	6,800	5,100	—	15,300
Interest and standby fees	2,613	4,867	1,432	—	8,912
Provisions (1)(2)	2,738	2,553	—	—	5,291
Future employee compensation	3,352	9,058	—	—	12,410
Total contractual obligations (2)	$377,674	$23,682	$6,565	$4,450	$412,371
(1)Total litigation provision (Note 15).
(2)Amounts above do not include payments related to closure and decommissioning (current $5.3 million, long-term $237.6 million) discussed in Note 15, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 18, and deferred tax liabilities of $184.8 million in Note 27.

Payments due by period 2020
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$272,266	$—	$—	$—	$272,266
Severance accrual	2,935	3,711	1,120	76	7,842
Employee compensation	6,737	—	—	—	6,737
Total accounts payable and accrued liabilities	281,938	3,711	1,120	76	286,845
Income taxes payable	54,556	—	—	—	54,556
Loss on derivatives	367	—	—	—	367
Debt
Interest and standby fees	2,110	2,294	—	—	4,404
Provisions (1)(2)	3,648	3,109	85	1	6,843
Future employee compensation	4,396	11,468	—	—	15,864
Total contractual obligations (2)	$347,015	$20,582	$1,205	$77	$368,879
(1)Total litigation provision (Note 15).
(2)Amounts above do not include payments related to closure and decommissioning (current $8.4 million, long-term $226.7 million) discussed in Note 15, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 18, and deferred tax liabilities of $175.3 million in Note 27.
There was no significant change to the Company’s exposure to liquidity risk during the year ended December 31, 2021.
iii)Market Risk
1.Currency Risk
The Company reports its financial statements in USD; however, the Company operates in jurisdictions that utilize other currencies. As a consequence, the financial results of the Company’s operations as reported in USD are subject to changes in the value of the USD relative to local currencies. Since the Company’s sales are denominated in USD and a portion of the Company’s operating costs and capital spending are in local currencies, the Company is negatively impacted by strengthening local currencies relative to the USD and positively impacted by the inverse.
At December 31, 2021, the Company had outstanding positions on its foreign currency exposure of Mexican peso ("MXN"), Peruvian sol ("PEN") and Canadian dollar ("CAD") purchases. The Company recorded losses of $0.2 million, $3.7 million, and gains of $0.9 million, respectively, on MXN, PEN and CAD derivative contracts for the year ended December 31, 2021 (2020 - gains of $1.6 million, losses of $2.2 million, and losses of $0.6 million, respectively).
The Company’s net earnings are affected by the revaluation of its monetary assets and monetary liabilities at each balance sheet date. The Company has reviewed its monetary assets and monetary liabilities and is exposed to foreign exchange risk through financial assets and liabilities and deferred income tax liabilities denominated in currencies other than USD, as shown in the table below. The Company estimates that a 10% change in the exchange rate of the foreign currencies in which its December 31, 2021 non-USD net monetary liabilities were denominated would result in an income before taxes change of about $23.0 million (2020 - $13.8 million).
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2021	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$60,507	$3,389	$—	$(27,448)	$—
Mexican Peso	1,159	7,681	(14,930)	(25,985)	(64,584)
Argentine Peso	12,488	20,358	1,502	(19,525)	(13)
Bolivian Boliviano	8,397	499	(7,943)	(23,914)	(6,954)
European Euro	49	—	—	—	—
Peruvian Sol	8,585	17,295	(22,207)	(54,953)	(94,367)
Guatemala quetzal	169	539	(91)	(9,919)	—
	$91,354	$49,761	$(43,669)	$(161,744)	$(165,918)

At December 31, 2020	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current(1)	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities(1)
Canadian Dollar	$117,956	$4,952	$—	$(24,310)	$—
Mexican Peso	1,020	29,895	3,550	(45,050)	(73,017)
Argentine Peso	7,175	16,878	1,513	(14,543)	—
Bolivian Boliviano	571	218	(3,159)	(19,402)	(7,700)
European Euro	3	—	—	—	—
Peruvian Sol	13,917	26,257	(39,296)	(54,672)	(77,810)
Guatemala quetzal	453	677	—	(4,559)	—
	$141,095	$78,877	$(37,392)	$(162,536)	$(158,527)
(1)Recast comparative to be consistent with current presentation.
2.Interest Rate Risk
Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The average interest rate earned by the Company during the year ended December 31, 2021 on its cash and short-term investments was 0.7% (2020 - 0.9%). A 10% increase or decrease in the interest earned from financial institutions on cash and short-term investments would not result in a change in the Company’s earnings before income taxes (2020 – $0.1 million).
On August 10, 2021 the Company entered into an amendment agreement to amend and extend its $500 million credit facility, with a maturity date of February 1, 2023 (the "Credit Facility"), into a $500 million sustainability-linked credit facility, with a maturity date of August 8, 2025 (the "Sustainability-Linked Credit Facility") (Note 17). There were no amounts drawn during the year ended December 31, 2021 on either the Sustainability-Linked Credit Facility or the Credit Facility. The amounts drawn on the Credit Facility incurred an average interest rate of 2.6% during the year ended December 31, 2020.
At December 31, 2021, the Company has $30.6 million in lease obligations (2020 - $33.6 million), that are subject to an annualized interest rate of 10.6% (2020 - 9.3%).
3.Price Risk
Metal price risk is the risk that changes in metal prices will affect the Company’s income or the value of its related financial instruments. The Company derives its revenue from the sale of silver, gold, lead, copper, and zinc. The Company’s sales are directly dependent on metal prices that have shown significant volatility and are beyond the Company’s control. Consistent with the Company’s mission to provide equity investors with exposure to changes in precious metal prices, the Company’s current policy is to not hedge the price of precious metal.
During the year ended December 31, 2021, the Company entered into collars made up of put and call contracts for its exposure to copper but had no contracts outstanding as at December 31, 2021. The Company recorded losses of $1.1 million on copper contracts during the year ended December 31, 2021. The Company did not enter into copper contracts during the year ended December 31, 2020.
As at December 31, 2021, the Company entered into collars made up of put and call contracts for its exposure to zinc but had no contracts outstanding as at December 31, 2021. The Company recorded gains of $0.1 million during the year ended December 31, 2021.
At December 31, 2021, the Company had outstanding positions of diesel swap contracts designated to fix or limit the Company’s exposure to higher fuel prices (the “Diesel fuel swaps”). The Company recorded gains of $9.4 million on Diesel fuel swaps during the year ended December 31, 2021 (2020 - gains of $4.7 million).
A 10% increase in all metal prices as at December 31, 2021, would result in an increase of approximately $165.1 million (2020 – $138 million) in the Company’s revenues. A 10% decrease in all metal prices as at the same period would result in a decrease of approximately $166.4 million (2020 - $138.2 million) in the Company’s revenues. The Company also enters into provisional concentrate contracts to sell the zinc, lead and copper concentrates. We have provisionally priced sales for which price finalization, referenced to the relevant zinc, lead, copper and silver index, is outstanding at the balance sheet date. A 10% increase in metals prices on open positions of zinc, lead, copper and silver for provisional concentrate contracts for the year ended December 31, 2021 would result in an increase of approximately $7.2 million (2020 - $4.6 million) in the Company’s before tax earnings, which would be reflected in 2021 results. A 10% decrease in metal prices for the same period would result in a decrease of approximately $7.2 million (2020 - $4.6 million) in the Company’s before tax earnings.
The Company mitigates the price risk associated with its base metal production by committing some of its forecasted base metal production from time to time under forward sales and option contracts. The Board of Directors continually assesses the Company’s strategy towards its base metal exposure, depending on market conditions.